Share based payment	12 Months Ended
Mar. 31, 2022
Share Based Payment [Abstract]
Share based payment
42.
Share based payment
a)
Equity settled share-based payment transactions by RPPL

RPPL until August 23, 2021 had five share-based payment schemes for its employees: 2018 Stock Option Plan, 2017 Stock Option Plan, 2016 Stock Option Plan, 2014 Stock Option Plan and 2011 Stock Option Plan (Group Stock Option Plans) approved by the Board of Directors of RPPL. According to these schemes, the employee selected by the compensation committee from time to time will be entitled to options as per grant letter issued by the compensation committee, subject to satisfaction of prescribed vesting conditions. The employees will be issued equity share of RPPL on exercises of these Group Stock Option Plans.

The relevant terms of the Group Stock Option Plans are as follows:

Group Stock Option Plans
Plans	2018 Stock Option Plan Modified (new plan)	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.

Time linked vesting:

5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

Performance linked vesting:

The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year.

The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of the Company are available.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of grant of option	Time linked vesting: 5 years from the grant date
Exercise period	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price	INR 400	INR 400, INR 415 and INR 420	INR 340	INR 205	INR 100 and 131	INR 100
Expiry date	August 16, 2029	April 24, 2028 to December 31, 2030	April 10, 2027 to February 25, 2028	September 30, 2026	December 31, 2022 to January 1, 2025	September 30, 2021 to December, 31 2022
Settlement type	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled

Number of options outstanding as at (in million):

Plans	2018 Stock Option Plan Modified (new plan)	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
March 31, 2020	1	1	10	2	3	1
March 31, 2021	1	1	9	1	2	1

The movement of options outstanding under the Group Stock Option Plans are summarised below:

	Number of options (in million)
Particulars	March 31, 2020	March 31, 2021	August 23, 2021
Outstanding at the beginning of the year	19	18	16
Granted during the year	1	1	—
Forfeited during the year	(2)	(0)	(0)
Repurchase during the year	—	(3)	—
Exercised during the year	—	—	(1)
Replacement of Group Stock Option Plans (refer note (d))	—	—	(14)
Outstanding at the end of the year	18	16	—
Exercisable at the end of the year	9	8	—

- The weighted average exercise price of these options outstanding was INR 303 for the year ended March 31, 2021 (March 31, 2020: INR 280).

- The weighted average exercise price of these options granted during the year was INR 404 for the year ended March 31, 2021 (March 31, 2020: INR 400).

- There were no options exercised during the years ended March 31, 2021 and 2020.

- The weighted average exercise price of these options forfeited during the year was INR 395 for the year ended March 31, 2021 (March 31, 2020: INR 189).

- The weighted average exercise price of these options repurchased during the year was INR 157 for the year ended March 31, 2021 (No options were repurchased during the years ended March 31, 2020)

- The weighted average exercise price of exercisable options was INR 250 for the year ended March 31, 2021 (March 31, 2020: INR 206).

- The weighted average remaining contractual life of options outstanding as at March 31, 2021 was 5.75 years (March 31, 2020: 6.30 years).

The following tables list the inputs to the models used for the years ended March 31, 2021 and 2020:

	For the year ended March 31,
Particulars	2020	2021
Dividend yield (%)	2.9%	3.4%
Expected volatility (%)	23.0%	22.0%
Risk–free interest rate (%)	6.53%	4.16% - 5.92%
Weighted average remaining contractual life of options granted	9.37 years	9.44 years
Weighted average share price (in INR)	415	471
Weighted average fair value (in INR)	110.43	133.01

- The fair value of share options granted is estimated at the date of grant using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted.

- The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

b)
Repurchase of vested stock options by RPPL

Transaction during the year ended March 31, 2021

During the year ended March 31, 2021, the Group undertook a one-time partial liquidity scheme for outstanding ESOPs, wherein, maximum 40% options vested as on July 31, 2020 out of options granted up to March 31, 2018 were eligible for surrender for INR 420 per option. The total number of options opted by employees for surrender were 2,592,557 options. Settlement has been done by the Group in the form of ex-gratia payment equal to value accreted against the surrendered options subject to and net of applicable tax deduction at source. All applicable taxes are to be borne by the employee. Surrendered options are subject to value adjustment in case Group or any of its holding company issues primary securities or on signing of any definitive agreements before July 31, 2021 at higher / lower than INR 420 per share (adjusted for capital restructurings, consolidations, split etc.).

Actual adjustments for upside or downside were to be settled post completion of the deal. As per the terms, upsides were to be accrued to an employee only if they continue in employment as of 31 July 2021 and employee was liable for downside value adjustment even if he or she ceased employment. The terms also stated that if no deal is completed by October 31, 2021, the deal will be disregarded for adjustments.

During the year ended March 31, 2022, the Group paid INR 524 on account of upside accrued to the employees.

The details of repurchase of vested stock options are as follows:

Particulars	Amounts in INR
Total consideration paid for repurchase of vested stock options (a)	681
Fair value of the vested stock options repurchased, measured at the repurchase date, recognised in equity (b)*	650
Excess consideration paid recognised in statement of profit or loss (a) - (b)	31

* The fair value of vested stock options was estimated at the date of repurchase using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted using following inputs as at July 31, 2020.

Particulars	March 31, 2021
Share price per share at measurement date	420
Expected volatility	22%
Dividend yield	3.40%
Risk-free interest rate	4.16% - 5.92%

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

Transaction during the year ended March 31, 2022

RPPL during year ended March 31, 2022 repurchased 264,480 vested options of two of its employees who passed away due to COVID-19 and has paid INR 89 at fair value of options on the date of repurchase.

c)
Cash settled share based payments arising out of a one-time partial liquidity scheme (refer note b above)

The carrying amount of the liability (included in employee benefit liabilities) relating to the cash settled share based payments at March 31, 2022 was INR Nil (March 31, 2021: INR 102). RPPL had settled all of the outstanding the cash settled options on August 23, 2021 by paying cash of INR 201.75 per option, as per terms of these options, which resulted in total outflow of INR 524 during the year ended March 31, 2022.

The fair value of the cash settled share based payments was determined using the Black-Scholes model using the following inputs as at March 31, 2021:

Particulars	31 March 2021
Share price per share at measurement date	420
Expected volatility	22%
Dividend yield	3.40%
Risk-free interest rate	4.16% - 5.92%

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

d)
Replacement of Group Stock Option Plans

On August 23, 2021, all vested and unvested option outstanding for Group Stock Option Plans were replaced by the ‘2021 Stock Entitlement Program’ of the Company (Holding Company Stock Option Plans). The employees of the Group were entitled to 0.8289 Holding Company Stock Option for every one Group Stock Option held for both vested and unvested options with no changes in vesting period and exercise period. The exercise price of Group Stock Option, which was fixed in INR, got converted into US Dollars using exchange rate as on the date of replacement, as exercise price of Holding Company Stock Option.

The Holding Company Stock Option Plans granted to the employees will be settled in Class A share of the Company. Therefore, the Holding Company Stock Option Plans have been classified as an equity settled share based payment. The replacement of Group Stock Option Plans with Holding Company Stock Option Plans is identified as replacement plan and accounted for as a modification of the Group Stock Option Plans. ESOP expenses [grant date fair value as per Group Stock Option Plans plus incremental fair value (if any) measured at the date of replacement] related to employees of the Group are recognised as employees’ expenses, over vesting period. The modification reduces the fair value of the stock options granted, measured immediately before and after the modification, and therefore the Group has not taken into account that decrease in fair value and had continued to measure the amount recognised for services received based on the grant date fair value of the Group Stock Option Plans granted. Pursuant to replacement of stock options, on the date of replacement, 6,933,865 vested and 7,146,270 unvested option of Group Stock Option Plans got replaced with 5,747,481 vested and 5,923,543 unvested Holding Company Stock Option Plans.

The fair value of stock options was estimated at the date of replacement using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of Holding Company Stock Option Plan as on the date of replacement:

	Group Stock	Holding Company
Particulars	Option Plans	Stock Option Plans
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	25.67% - 37.87%	33.43% - 49.97%
Risk–free interest rate (%)	3.29% - 6.39%	0.05% - 1.03%
Weighted average expected life of options granted	0.07 years - 6.86 years	0.07 years - 6.86 years
Weighted average share price	INR 606.96	USD 8.17

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The relevant terms of the Holding Company Stock Option Plans are as below:

Holding Company Stock Option Plans
Particulars	2018 Stock Option Plan Modified	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Replacement date	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:

5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of original grant of option	Time linked vesting: 5 years from the original grant date

Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPPL are available.

Exercise period	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price	USD 5.33	USD 5.33, 5.53 and 5.60	USD 4.53	USD 2.73	USD 1.75	USD 1.33
Settlement type	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled
Expiry date	August 16, 2029	April 24, 2028 to December 31, 2030	April 10, 2027 to February 25, 2028	September 30, 2026	December 31, 2022 to January 1, 2025	September 30, 2021 to December 31, 2022

Number of options outstanding as at (in million):

March 31, 2022	1.0	1.0	7.5	0.7	0.6	0.8

The details of options outstanding are summarized below:

Number of options (in million)
Particulars	March 31, 2022
Opening balance as at August 23, 2021	—
Replacement of Group Stock Option Plans at exchange ratio of 0.8289:1	12
Exercised during the period August 24, 2021 to March 31, 2022	0
Outstanding at the end of the year	12

Exercisable at the end of the year	6

- The weighted average exercise price of these options outstanding was USD 4.22 for the year ended March 31, 2022

- The weighted average exercise price of exercisable options was USD 3.69 for the year ended March 31, 2022

- The weighted average exercise price of replacement of Group Stock Option Plans was USD 4.22 for the year ended March 31, 2022

- The weighted average exercise price of options excercised during the period was USD 2.25 for the year ended March 31, 2022

- The weighted average remaining contractual life of options outstanding as at March 31, 2022 was 4.29 years

e)
2021 Incentive Award Plan granted during the period August 23, 2021 to March 31, 2022

The Company introduced the 2021 Incentive Award Plan (Incentive Plan) to grant options to selected employees of the Group. The relevant terms of the Incentive Plan are as below:

According to this scheme, the employees selected by the compensation committee from time to time will be entitled to options as per grant letter issued by the compensation committee, subject to satisfaction of prescribed vesting conditions. The employees will be issued class A equity share of the Company on exercises of this incentive plan.

Particulars	2021 Incentive Plan
Grant date	August 23, 2021, November 23, 2021 and February 23, 2022	August 23, 2021
Replacement date	August 23, 2021	August 23, 2021
Vesting period

Time linked vesting:

80 % of grants will vest in 4 years as follows:

i) For the first year, from the date of original grant, the options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested options.

Remaining 20% will vest at the end of 4 years from the date of original grant.

Time linked vesting:

i) 6.25% of grant will vest on the last day of the first calendar year quarter immediately following the closing of the Business Combination transactions

ii) Thereafter, 6.25% of grant shall vest on the last day of each calendar year quarter, such that the grant shall be fully vested on the 16th vesting date.

Exercise period	Within 10 years from date of grant upon vesting
Exercise price	USD 10.00	USD 10.00
Settlement type	Equity settled	Equity settled
Expiry date	August 23, 2031 to February 23, 2032	August 23, 2031

Number of options outstanding as at (in million):

March 31, 2022	7.2	23.0

The fair value of stock options was estimated using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2021 Incentive Award Plan:

Particulars	2021 Incentive Award Plan
Dividend yield (%)	0.0%
Expected volatility (%)	34.87% - 40.84%
Risk–free interest rate (%)	0.78% - 2.33%
Weighted average expected life of options granted	3.71 years - 6.93 years
Weighted average share price	USD 7.82 - 9.65

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The details of options outstanding are summarized below:

Number of options (in million)
Particulars	March 31, 2022
Opening balance as at August 23, 2021	—
Granted during the period August 24, 2021 to March 31, 2022	30
Outstanding at the end of the year	30
Exercisable at the end of the year	4

- The weighted average exercise price of these options outstanding was USD 10 for the year ended March 31, 2022

- The weighted average exercise price of these options granted during the year was USD 10 for the year ended March 31, 2022

- The weighted average exercise price of exercisable options was USD 10 for the year ended March 31, 2022

- The weighted average remaining contractual life of options outstanding as at March 31, 2022 was 9.4 years

- There were no options exercised during the year.

f)
Expenses arising from share-based payment transactions

The expense recognised for employee services received during the year is shown in the following table:

	For the year ended March 31,
Particulars	2020	2021	2022
	(INR)	(INR)	(INR)
Expense arising from equity-settled share-based payment transactions	206	189	2,517
Expense arising from repurchased vested stock options	—	31	—
Expense arising from cash settled share based payments transactions	—	102	422
Total expense arising from share-based payment transactions*	206	322	2,939

* This amount is inclusive of amount capitalised in different projects.